Equity-Based Compensation - Schedule of Employee Stock Performance Activity (Time Restricted Omni Bus Shares) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares	0
Forfeited shares	0
Outstanding shares, Ending balance	0
2013 Omnibus Incentive Plan [Member] | Time Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding shares, Beginning balance
Granted shares	171,783
Vested shares	(112,356)
Forfeited shares	(267)
Outstanding shares, Ending balance	59,160
Weighted average fair value of outstanding unvested units/shares, Beginning balance (in USD per share/unit)	$ 0.00
Granted (in USD per share/unit)	$ 33.45
Vested (in USD per share/unit)	$ 33.51
Forfeited (in USD per share/unit)	$ 33.52
Weighted average fair value of outstanding unvested shares of stock, Ending balance (in USD per share/unit)	$ 33.35
Time Restricted 2013 shares vesting period	15 months